5. Notes Payable in Gold	12 Months Ended
Dec. 31, 2011
Notes
5. Notes Payable in Gold

5.   NOTES PAYABLE IN GOLD

During the year ended December 31, 2011, the Company settled all notes payable in gold. After settlement, the Company had no further obligations under the notes payable in gold except $22,555 of accrued interest due under notes satisfied by delivery of gold.  The total loss recognized for settlement for the year ended December 31, 2011 was $1,946,684, of which $1,623,489 was recognized in the six-month period ended June 30, 2012.

01/01/2012 to 06/30/2012
Loss on settlement of notes paid in gold	1,623,489